Organization, Operations and Summary of Significant Accounting Policies: Income Tax Policy (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Income Tax Policy

Income tax

The Company accounts for income taxes under FASB ASC 740 "Income Taxes". Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

At June 30, 2015 the Company had net operating loss carryforwards of $8,991,319 which begin to expire in 2019. The deferred tax asset created by the U.S. net operating losses has been offset by a 100% valuation allowance of $2,015,351 in 2015, compared to an allowance of $1,997,351 in 2014. The change in the valuation allowance for U.S. tax purposes in 2015 and 2014 was $18,000 and $67,310, respectively.